[ING LETTERHEAD]

August 24, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               ING Investors Trust
(File Nos. 033-23512 and 811-05629)

Dear Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 82 (the “Amendment”) to the Registration Statement of ING Investors Trust. This Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933 (“1933 Act”), as amended and shall become effective on November 9, 2007.

This Amendment is being filed primarily for the purpose of registering a new series, ING American Funds Bond Portfolio. Should you have any questions concerning the attached filing, please contact the undersigned at 480.477.2649 or Kim Palmer at 480.477.2674.

Sincerely,

/s/ Paul A. Caldarelli

cc.	Jeffrey S. Puretz, Esq.
Dechert LLP